LIMITED PARTNERS' EQUITY	6 Months Ended
Jun. 30, 2019
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY
LIMITED PARTNERS' EQUITY
Limited partners’ equity
As at June 30, 2019, 178,906,452 LP Units were outstanding (December 31, 2018: 178,821,204) including 56,068,944 (December 31, 2018: 56,068,944) held by Brookfield. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.
During the three and six months ended June 30, 2019, 54,749 and 105,248 LP Units, respectively (2018: 73,060 and 157,689 LP Units) were issued under the distribution reinvestment plan at a total cost of $1 million and $3 million (2018: $2 million and $5 million).
As at June 30, 2019, Brookfield Asset Management’s direct and indirect interest of 185,727,567 LP Units and Redeemable/Exchangeable partnership units represents approximately 60% of Brookfield Renewable on a fully-exchanged basis and the remaining approximate 40% is held by public investors.
On an unexchanged basis, Brookfield holds a 31% direct limited partnership interest in Brookfield Renewable, a 42% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units and a direct 1% GP interest in BRELP as at June 30, 2019.
In December 2018, Brookfield Renewable renewed its normal course issuer bid in connection with its LP Units. Under this normal course issuer bid Brookfield Renewable is permitted to repurchase up to 8.9 million LP Units, representing approximately 5% of the issued and outstanding LP Units, for capital management purposes. The bid will expire on December 30, 2019, or earlier should Brookfield Renewable complete its repurchases prior to such date. There were no LP units repurchased during the three months ended June 30, 2019 (2018: 272,659 LP units at a total cost of $8 million) . During the six months ended June 30, 2019, Brookfield Renewable repurchased and cancelled 20,000 LP Units (2018: 281,359 LP Units) at a total cost of $1 million (2018: $8 million).
Distributions
The composition of the distribution for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Brookfield	$29	$27	$58	$55
External LP Unitholders	63	61	127	123
	$92	$88	$185	$178

In February 2019, Unitholder distributions were increased to $2.06 per LP Unit on an annualized basis, an increase of $0.10 per LP Unit, which took effect with the distribution payable in March 2019.